Net Loss Per Common Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options, Restricted Stock Units And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	2,067,713	2,126,063	1,322,602